INCOME TAXES, Reconciliation of Statutory to Effective Tax Rate (Details)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Reconciliation of Income Tax Expense (Benefit) [Abstract]
Irish statutory corporate tax rate on trading income	12.50%	12.50%	12.50%
Valuation allowances	(19.80%)	12.00%	3.60%
Equity earnings from Fly-Z/C LP	0.20%	(0.50%)	(0.40%)
Tax impact of repurchased and resold Notes	1.30%	(3.20%)	(0.60%)
Share-based compensation	0.00%	0.10%	0.00%
Foreign tax rate differentials	7.80%	(9.70%)	(3.90%)
True-up of prior year tax provision	0.00%	1.40%	0.20%
Non-taxable gain on debt extinguishment	0.30%	0.00%	(1.20%)
Non-deductible interest expense, transaction fees and expenses	(4.80%)	6.10%	2.40%
Deductible intra-group interest	30.90%	0.00%	0.00%
Unrealized foreign exchange loss on re-valuation of deferred tax balances	(8.60%)	0.00%	0.00%
Other	0.20%	0.40%	0.00%
Effective tax rate	20.00%	19.10%	12.60%
Revenue Commissioners, Ireland [Member]
Reconciliation of Income Tax Expense (Benefit) [Abstract]
Irish statutory corporate tax rate on trading income	12.50%
Foreign Tax Authority [Member] | Revenue Commissioners, Ireland [Member]
Income Taxes [Abstract]
Period in which enquiries and/or assessments can be raised by taxing authority after return is submitted	4 years
Foreign Tax Authority [Member] | Revenue Commissioners, Ireland [Member] | Minimum [Member]
Income Taxes [Abstract]
Open tax year	2012
Foreign Tax Authority [Member] | Revenue Commissioners, Ireland [Member] | Maximum [Member]
Income Taxes [Abstract]
Open tax year	2016